BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Apr. 30, 2015
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Changes in Allowance for Doubtful Accounts

A summary of the changes in the allowance for doubtful accounts for fiscal years ended April 30, 2015, 2014 and 2013 is as follows:

	(in thousands)
	2015	2014	2013
Balance at beginning of year	$1,044	$1,393	$1,363
Provision	967	434	665
Write-off	(855)	(783)	(635)

Balance at close of year	$1,156	$1,044	$1,393

Summary of Total Gain on Involuntary Conversion

Final settlement of the 2012 Fire insurance claim was reached in fiscal year 2014 with total proceeds received of $5.1 million for redevelopment. Insurance proceeds for these events exceeded the basis in the assets requiring replacement, resulting in recognition of the following gains from involuntary conversion in fiscal years 2014 and 2013:

	(in thousands)
Year Ended April 30,	2014	2013
Gain on involuntary conversion
Flood	$0	$2,821
2012 Fire	2,480	2,263

Total gain on involuntary conversion	$2,480	$5,084